Fair Value of Assets and Liabilities	12 Months Ended
Jun. 30, 2026
Fair Value of Assets and Liabilities [Abstract]
Fair value of assets and liabilities
25.	Fair value of assets and liabilities

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 – Quoted prices (unadjusted) in active market for identical assets or liabilities that the Company can access at the measurement date

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, and

●	Level 3 – Unobservable inputs for the asset or liability.

Financial instrument measured at fair values

The following table shows an analysis of each class of financial instruments measured at fair value at the reporting date:

Fair value measurement at the reporting date using
	Quoted prices in active markets for identical instruments (Level 1)	Significant observant inputs other than quoted prices (Level 2)	Significant unobservable inputs (Level 3)	Total
	RM	RM	RM	RM
2026
Financials liabilities:
Warrant liabilities	-	-	2,654	2,654

2025
Financials liabilities:
Warrant liabilities	-	-	-	-

Level 3 fair value measurements

The following table presents the changes in Level 3 instruments:

	June 30, 2025	June 30, 2026	June 30, 2026
Series A	RM	RM	USD
Issuance of warrants	-	11,181,777	2,739,289
Fair value change	-	(11,214,763)	(2,747,370)
Currency realignment	-	35,640	8,731
At end of the year	-	2,654	650

The warrants were valued using a binomial option pricing model. The significant unobservable input is expected volatility. An increase/(decrease) in expected volatility would result in an increase/(decrease) in the fair value of the warrants.

There were no transfers between Level 2 and Level 3 during the year.

Assets and liabilities not measured at fair value

Cash and cash equivalents, other receivables and other payables

The carrying amount of these balances approximate their fair value due to the short-term nature of these balances.

Trade receivables and trade payables

The carrying amount of these receivables and payables approximate their fair value as they are subject to normal trade credit terms.

Lease liabilities and loans from related parties

The carrying amount of these balances approximate their fair value as they are subject to interest rates close to market rate of interest for similar arrangements with financial institutions.